UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

            For the monthly distribution period from:
              February 19, 2016 to March 17, 2016

     Commission File Number of issuing entity: 333-172143-06
       Central Index Key Number of issuing entity: 0001556487

                COMM 2012-CCRE3 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-172143
         Central Index Key Number of depositor: 0001013454

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
           Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468
                   Ladder Capital Finance LLC
       (Exact name of sponsor as specified in its charter)

                   Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-1194453
                  Upper Tier Remic 46-1412891
                   Grantor Trust 46-6373885
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On March 17, 2016 a distribution was made to holders of the certificates issued by COMM 2012-CCRE3 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from February 19, 2016 to March 17, 2016 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2012-CCRE3 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of the Depositor is 0001013454.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         February 12, 2016.  The CIK number for CCRE is 0001558761.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of GACC is 0001541294.

         Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 09, 2016. The CIK number of Ladder is 0001541468.


Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
         The 260 and 261 Madison Avenue mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. Based on the information provided by the 260 and 261 Madison Avenue mortgage loan borrower, the unaudited net operating income of the significant obligor was $23,969,472.00, an estimated year-to-date figure for the period of January 1, 2015 through December 31, 2015.

Item 7.  Change in Sponsor Interest in the Securities.
         Certificateholder         Tuebor Captive Insurance Company LLC (1)

         Class of Certificates                     A2

         Amount Purchased
         or Acquired in
         Distribution
         Period (2)                              340,000

         Amount Sold or
         Disposed of
         in Distribution
         Period (2)                                N/A

         Amount Held at
         End of Distribution
         Period (2)                             1,815,000

         Amount Held at
         End of Distribution
         Period as Retained
         in Compliance
         with Law (3)                              N/A

         (1) Tuebor Captive Insurance Company LLC is an affiliate of Ladder Capital Finance LLC, a Sponsor.
         (2) Amount based on original principal amount or denomination.
         (3) Identify any amounts that are held by parties other than the sponsor in order to satisfy such requirement.

Item 9.  Other Information.
         On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA's alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label
         RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss as to the 64 trusts formed under indentures for which it retained jurisdiction. Instead, the court ordered plaintiffs to file an amended complaint as to those indenture trusts. On February
         23, 2016, plaintiffs filed an amended complaint as to 62 of the 64 indenture trusts included in the original U.S. District Court complaint. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to this amended complaint. It is anticipated that plaintiffs will, in the near future, file a new state court complaint as to some or all of the 500 trusts governed by Pooling and Servicing Agreements which were dismissed from the U.S. District Court action.

         On December 30, 2015, IKB International, S.A. and IKB Deutsche Industriebank A.G. filed a Summons With Notice in New York state court naming as defendants DBNTC and DBTCA, as trustees of 37 RMBS trusts (the "IKB Action"). The claims in the IKB Action appear to be substantively similar to the SDNY Action. The IKB Action is not styled as a putative class action, but may attempt to bring derivative claims on behalf of the named RMBS Trusts.
         DBTCA intends to vigorously defend the IKB Action.

         DBTCA has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2012-CCRE3 Mortgage Trust, relating to the March 17, 2016 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    March 24, 2016


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2012-CCRE3 Mortgage Trust, relating to the March 17, 2016 distribution.